Investor Service Class | U.S. Government Portfolio
Summary of the Investor Service Shares of the U.S. Government Portfolio
: Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Investor Service Class U.S. Government Portfolio Investor Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Service Class U.S. Government Portfolio Investor Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.70%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.97%
Fee Waivers	[2]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers		0.95%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Service Shares of the U.S. Government Portfolio are not currently active.
[2]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio's Investor Service Shares (after voluntary waivers) will not exceed 0.95% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Government Portfolio's operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Service Class U.S. Government Portfolio Investor Service Shares	97	307	534	1,188

: Principal Investment Strategies
The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.
: Principal Risks
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund's shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio's average annual total returns for the one year, five year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently active. All of the classes of the U.S. Government Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Service Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
U.S. Government Portfolio - Advantage Shares % Total Return Calendar Year End

As of June 30, 2012, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares' highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.
Average Annual Total Returns – For the period ended December 31, 2011
Average Annual Total Returns -		Investor Service Class U.S. Government Portfolio Advantage Shares
One Year		0.01%
Five Year		1.09%
Since Inception	[1]	1.19%
[1]	The inception date for the U.S. Government Portfolio's Advantage Shares was November 2, 2006.

The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.